Note 8 - Stockholders' Equity (Deficit) (Details Textual) - $ / shares		1 Months Ended
	Sep. 07, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Common Stock, Shares Authorized (in shares)			1,000,000,000	1,000,000,000	250,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Issued (in shares)			78,268,332	51,987,832
Common Stock, Shares, Outstanding, Ending Balance (in shares)			78,268,332	51,987,832
Preferred Stock, Shares Authorized (in shares)			5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Issued (in shares)			0	0
Preferred Stock, Shares Outstanding, Ending Balance (in shares)			0	0
Stock Issued During Period, Shares, Acquisitions (in shares)		51,987,832
Banner Midstream Corp. [Member]
Common Stock, Shares Authorized (in shares)				45,000,000		45,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.0001		$ 0.0001
Common Stock, Shares, Issued (in shares)				5,565,976		5,565,976
Common Stock, Shares, Outstanding, Ending Balance (in shares)				5,565,976		5,565,976
Preferred Stock, Shares Authorized (in shares)				5,000,000		5,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.0001		$ 0.0001
Preferred Stock, Shares Issued (in shares)				0		0
Preferred Stock, Shares Outstanding, Ending Balance (in shares)				0		0
Banner Midstream Corp. [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, Acquisitions (in shares)	51,987,832